COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

The Group has entered into purchase commitments for streaming content with future payments (net of VAT) amounting to RUB 2,519 ($35.8) in 2023, RUB 594 ($8.4) in 2024, RUB 26 ($0.4) in 2025. The Group has also entered into purchase commitments for other goods and services with future payments (net of VAT) amounting to RUB 21,698 ($308.5) in 2023, RUB 10,783 ($153.3) in 2024, RUB 313 ($4.4) in 2025, RUB 162 ($2.3) in 2026, RUB 70 ($1.0) in 2027 and RUB 187 ($2.7) in 2028 and thereafter.

Legal Proceedings

In the ordinary course of business, the Group is a party to various legal proceedings and subject to claims, certain of which relate to the alleged breach of certain contractual arrangements. The Group intends to vigorously defend any lawsuit and believes that the ultimate outcome of any pending litigation, other legal proceedings or other matters will not have any material adverse effect on the financial condition, results of operations or liquidity of the Group.

As of December 31, 2021 and December 31, 2022, the Group recorded liabilities of RUB 16 and RUB 726 ($10.3) respectively, in the accounts payable, accrued and other liabilities line of the consolidated balance sheets for all pending legal matters that were probable and reasonably estimable.

As of December 31, 2021 and 2022 the Group was subject to various legal and regulatory matters that have arisen in the normal course of business. Related claims amounted to RUB 3,571 and RUB 813 ($11.6), respectively. The Group has not recognized a liability in respect of those claims because management does not believe that the Group has incurred a probable material loss by reason of any of those matters.

Environment and Current Economic Situation

The Group has principal operations in Russia, and smaller, early-stage businesses that operate internationally. The current geopolitical tensions and their impact on the Russian and global economy have created an exceptionally challenging environment for the Group’s business, team and shareholders. If this environment persists or becomes more acute, and the Group is not able to respond appropriately, it could materially and adversely affect the Group’s financial condition, results of operations, trading price, and ability to operate.

These developments have adversely impacted (and may in the future materially adversely impact) the macroeconomic climate in Russia, resulting in volatility of the ruble, currency controls, materially increased interest rates and inflation and a potential contraction in consumer spending, as well as the withdrawal of foreign businesses and suppliers from the Russian market. In addition, laws or regulations may be adopted that could adversely affect the Group’s non-Russian shareholders and the value of the shares they hold in the Group.

In June 2022, Arkady Volozh, the Group’s co-founder, resigned with immediate effect from his positions as Executive Director and Chief Executive Officer of Yandex N.V. and from his board and executive positions following his designation under the sanctions regime of the European Union. The European Union imposed sanctions on Mr. Volozh personally. Neither Yandex N.V. nor any of the Group’s subsidiaries have been included on or designated under the sanctions lists of the European Union, the United States, Switzerland or the United Kingdom. Mr Volozh is the settlor of a trust which holds Class B shares in Yandex N.V. for the benefit of his family; Mr. Volozh has irrevocably undertaken to the trustees that he will not provide any voting instructions to the trustees in respect of such Class B shares while he remains designated under applicable sanctions, and accordingly during such time the trustees will vote such shares in accordance with the recommendations of the independent members of Yandex N.V. board of directors. Mr. Volozh does not control the Group, and consequently these sanctions do not apply to Yandex N.V. or its subsidiaries.

In November 2022, the Group announced that the Board of Directors of Yandex N.V had commenced a strategic process to review options to restructure the Group’s ownership and governance. A special committee of the Board of Directors has been charged with exploring a variety of potential scenarios and steps, including the development of the international divisions of certain services (including self-driving, cloud computing, data labeling and EdTech) independently from Russia, as well as divestment of Yandex N.V.’s ownership and control of all other businesses in the Yandex Group (including search and advertising, mobility, e-commerce, food-delivery, delivery, entertainment services and others in Russia and international markets), including transferring certain elements of governance to management. Any corporate restructuring will be subject to shareholder approval.

In the ordinary course, the Group is exposed to the economic and financial markets of the Russian Federation which display characteristics of an emerging market. The legal, tax and regulatory frameworks continue to develop and are subject to interpretation and frequent changes.

Higher rates of inflation may lead to an increase in the Group’s operating expenses and capital expenditures. Inflation was 11.9% for 2022 (the highest since 2015) compared to 8.4% in 2021. In order to respond to inflation growth and to control the growth of consumer prices, during 2022 the Central Bank of Russia changed the key rate several times; in February 2022 the key rate was increased to 20.0%, compared with 8.5% at the beginning of the year. In April 2022 key rate decreased to 17%. In September 2022 key rate was set at 7.5% and remains unchanged as of April 2023.

According to the statistical office of the Russian Federation (Rosstat), real GDP in Russia was down 2.1% in 2022 on the back of real final consumption expenditures decrease by 0.6%. Household consumption decreased by 1.8% last year, while fixed capital investment grew 5.2%. On the production side, the sharpest decline was in the retail and wholesale trade sector, which shrank 12.7%. Other sectors also contracted. Real disposable incomes of the population decreased by 1.0% in 2022.

In the first quarter 2023, the federal budget was executed with a deficit of RUB 2.4 trillion, according to preliminary estimates from the Finance Ministry. Overall, revenues amounted to RUB 5.7 trillion in the first quarter, a contraction of 20.7% year-on-year, while expenditures reached RUB 8.1 trillion, implying 34.0% year-on-year growth. The slump in revenues was attributable to a reduction in revenues of the oil and gas sector. In addition to that the local currency depreciated by 10% against US dollar over the first quarter of 2023, which together with sluggish consumption trends and weakening mining output (amid growing sanction pressure) indicates increasing fragility of the Russian economy.

As the Group’s principal operations are located in Russia, its financial results are impacted by fluctuations in Russian ruble exchange rate, which experienced extreme volatility during last years.

Taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Group believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Group. As of December 31, 2022, except for the unrecognized tax benefits described in Note 10, the Group accrued RUB 10,913 ($155.2) (RUB 1,181 as of December 31, 2021) for contingencies related to non-income taxes, including penalties and interest of RUB 2,439 ($34.7) and RUB 312 as of December 31, 2022 and 2021, respectively, as a component of other accrued liabilities in the consolidated balance sheets. Additionally, the Group has identified possible contingencies related to non-income taxes, which are not accrued. Such contingencies could materialize and require the Group to pay additional amounts of tax. As of December 31, 2022, the Group estimates such contingencies related to non-income taxes, including penalties and interest, to be up to approximately RUB 25,232 ($358.7) (RUB 24,396 as of December 31, 2021).